Taxes (Details) - Schedule of Taxes Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
Income taxes payable	$ 5,889
VAT and other tax payable	174,553	110,843
Totals	$ 180,442	$ 110,843